Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Rental Payments

In thousands
Year ending December 31:	Minimum Lease Payments

2013	655
2014	602
2015	366
Total	$1,623